Profit Before Income Tax (Details) - Schedule of Unaudited Interim Condensed Consolidated Financial Statements	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule Of Unaudited Interim Condensed Consolidated Financial Statements Abstract
Legal and professional fees	RM 1,473,823	$ 315,736	RM 117,377
Director’s fees	RM 5,435,664	$ 1,164,477	RM 141,000